Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
During the years ended December 31, 2025 and 2024, there were no transfers among levels.

	Level 1	Level 2	Level 3	Total
2025:
Mutual funds	$73,270,893	$—	$—	$73,270,893
Common stock	18,797,658	—	—	18,797,658
Money market	384,529	—	—	384,529
Total assets in the fair value hierarchy	$92,453,080	$—	$—	$92,453,080
Common/collective trusts*				569,487,265
Total investments measured at fair value				$661,940,345

2024:
Mutual funds	$160,790,987	$—	$—	$160,790,987
Common stock	22,839,172	—	—	22,839,172
Money market	319,329	—	—	319,329
Total assets in the fair value hierarchy	$183,949,488	$—	$—	$183,949,488
Common/collective trusts*				415,872,423
Total investments measured at fair value				$599,821,911